Trade accounts payable (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Schedule of Trade Accounts Payable

	Year ended December 31,
	2017		2018		2018
	BRL		BRL		USD
Trade accounts payable - domestic	R$	339,634	R$	331,656	US$	85,593
Trade accounts payable - foreign		26,201		5,464		1,410

Total trade accounts payable	R$	365,835	R$	337,120	US$	87,003